(LOSS)/EARNINGS PER SHARE (Schedule of Diluted Earnings Per ADS Share Calculation) (Details) - shares	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [line items]
Basic earnings per share denominator	86,486,409	91,858,813	92,647,091
Issuable on exercise of options and warrants		315,019	1,700,733
Issuable on conversion of exchangeable notes	21,023,770	21,023,766	15,283,348
Diluted earnings per share denominator	107,510,179	113,197,598	109,631,172
American depositary share [Member]
Disclosure of classes of share capital [line items]
Basic earnings per share denominator	21,621,602	22,964,703	23,161,773
Issuable on exercise of options and warrants		78,755	425,183
Issuable on conversion of exchangeable notes	5,255,942	5,255,941	3,820,837
Diluted earnings per share denominator	26,877,544	28,299,399	27,407,793